Organization and Basis of Presentation (Detail)			1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 24, 2023 USD ($) shares $ / shares	Jan. 23, 2023	Dec. 31, 2018	Jun. 30, 2023 USD ($) Aircrafts $ / shares shares	Dec. 31, 2022 USD ($) Aircrafts $ / shares shares	Jul. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of aircrafts operated | Aircrafts				17
Shares issued, price per share (in dollars per share) | $ / shares	$ 10
Common stock, shares, outstanding (in shares) | shares	43,769,290			44,505,944	39,081,744
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares	$ 11.5			$ 0.2
Business combination, acquisition related costs	$ 10,302,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001
Cash and cash equivalents				$ 844,582	$ 30,162,475			$ 94,143,466	$ 117,232,619	$ 13,689,091
Restricted cash				12,239,819	12,297,151				$ 3,922,506	3,572,041
Current portion of long-term debt, net of debt issuance costs				$ 2,459,654	2,445,594
Common stock, conversion price (in dollars per share) | $ / shares	$ 11
Reverse recapitalization, exchange ratio | shares				1
Investments in marketable securities				$ 12,572,950	54,980,156
Previously Reported [Member]
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Cash and cash equivalents					$ 30,162,475			94,143,466
Legacy Bridger | Legacy Bridger Incentive Units
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of shares surrendered by subsidiary (in shares) | shares	606,061
Business acquisition, equity interest issued or issuable (in shares) | shares	583,308
Common stock exchange ratio | shares	0.96246
Legacy Bridger | Legacy Bridger Common Shares
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of shares surrendered by subsidiary (in shares) | shares	40,000,000
Business acquisition, equity interest issued or issuable (in shares) | shares	38,498,436
Jack Creek Investment Corp | Sponsor Earnout Shares
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of common stock issued and outstanding	20.00%
Percentage of common stock per tranche	50.00%
Redeemable Legacy Bridger Series C Preferred Shares | Legacy Bridger
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of shares surrendered by subsidiary (in shares) | shares	315,789.473684
Series A Preferred Stock
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Preferred stock, shares outstanding (in shares) | shares	315,789.473684
Series A Preferred Stock | Legacy Bridger
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business acquisition, equity interest issued or issuable (in shares) | shares	315,789.473684
Private Placement Warrants
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Class of warrant or right, outstanding (in shares) | shares	9,400,000			9,400,000
Public Warrants
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Class of warrant or right, outstanding (in shares) | shares	17,250,000			17,250,000
Restricted Stock Units
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Share-based compensation arrangement by share-based payment award, shares issued in period (in shares) | shares	6,581,497
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Company incorporation date of incorporation			Nov. 20, 2018
Number of aircrafts operated | Aircrafts					17
Cash and cash equivalents					$ 30,162,475			94,143,466		13,689,091
Debt securities classified as available-for-sale					54,980,000
Current portion of long-term debt, net of debt issuance costs					2,445,594					$ 2,155,926
Long-term debt, maturity, year one					3,438,752
Investments in marketable securities					54,980,156
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member] | Previously Reported [Member]
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Cash and cash equivalents					30,162,475			$ 94,143,466
Current portion of long-term debt, net of debt issuance costs					2,446,000
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member] | Hangar [Member]
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Long-term debt, maturity, year one					3,756,000
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member] | Aircraft
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Long-term debt, maturity, year one					$ 9,098,000
Aircraft hangars
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Long-term debt, maturity, year one				$ 759,000
Twin Commander Surveillance
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of aircrafts operated | Aircrafts				4
Quest Kodiaks
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of aircrafts operated | Aircrafts				4
Viking CL415EAF
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of aircrafts operated | Aircrafts				6
Aurora eVOTL Skirons
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of aircrafts operated | Aircrafts				2
Pilatus PC-12
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of aircrafts operated | Aircrafts				1
Subsequent Event
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Cash and cash equivalents						$ 2,562,000
Restricted cash						12,281,000
Debt securities classified as available-for-sale						$ 10,189,000
Subsequent Event | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Common stock exchange ratio		0.96246
Cash and cash equivalents							$ 16,819,000
Restricted cash							12,365,000
Debt securities classified as available-for-sale							$ 32,199,000
Subsequent Event | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member] | Private Placement Warrants
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares	$ 11.5